Steven I. Koszalka Secretary American Funds Insurance Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 siik@capgroup.com

May 5, 2015

Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re: American Funds Insurance Series

File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on April 30, 2015 of Registrant’s Post-Effective Amendment No. 70 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

cc: Mark Cowan

Division of Investment Management –

Office of Insurance Products